GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
GOODWILL
Schedule of changes in the carrying amount of goodwill

	2016	2017
	RMB	RMB
Balance at beginning of year	45,690,440,903	56,015,185,590
Acquisition of Skyscanner (Note 2)	9,583,716,450	(59,685,731)
Acquisition of Qunar (Note 2)	582,240,644	—
Others	158,787,593	290,551,433

Balance at end of period.	56,015,185,590	56,246,051,292